UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
Net (loss) / income	€ (63)	€ 41
Adjustments
Depreciation, amortization and impairment	137	117
Finance costs - net	87	89
Tax (benefit) / expense	(19)	24
Share of income of joint-ventures	0	(5)
Unrealized losses / (gains) on derivatives - net and from remeasurement of monetary assets and liabilities - net	11	(17)
Losses on disposal	0	2
Other - net	13	6
Interest paid	(73)	(78)
Income tax paid	18	(11)
Change in trade working capital
Inventories	35	24
Trade receivables	7	(29)
Trade payables	(18)	104
Margin calls	0	5
Change in provisions and pension obligations	2	(15)
Other working capital	15	3
Net cash flows from operating activities	152	260
Purchases of property, plant and equipment	(98)	(130)
Acquisition of subsidiaries net of cash acquired	0	(83)
Proceeds from disposals, net of cash	1	1
Other investing activities	0	(4)
Net cash flows used in investing activities	(97)	(216)
Proceeds from issuance of Senior Notes	290	0
Repayment of Senior Notes	(200)	0
Proceeds from French loan	180	0
Proceeds from Swiss credit facility	18	0
Lease repayments	(17)	(70)
(Repayments) / proceeds from U.S. revolving credit facility and other loans	(124)	76
Payment of deferred financing costs	(9)	0
Transactions with non-controlling interests	0	(2)
Other financing activities	2	0
Net cash flows from financing activities	140	4
Net increase in cash and cash equivalents	195	48
Cash and cash equivalents - beginning of year	184	164
Effect of exchange rate changes on cash and cash equivalents	(1)	1
Cash and cash equivalents - end of period	€ 378	€ 213